Share-Based Payments (Detail Textuals)			1 Months Ended						12 Months Ended
	Mar. 16, 2017 USD ($) shares	Jan. 04, 2017 USD ($) shares	Nov. 30, 2017 USD ($) Director shares	Nov. 17, 2017 USD ($) shares	Nov. 01, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Mar. 01, 2017 USD ($) shares	Jan. 31, 2017 USD ($) Employee shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) shares	Dec. 03, 2010 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding to purchase shares of common stock									2,521,896	3,783,002
Unrecognized compensation expense related to non-vested share options | $									$ 429,585
Weighted average period for recognition related to non-vested share options									1 year 5 months 1 day
Total fair value of vested shares | $									$ 974,237	$ 12,000
Weighted average exercise price of warrants | $ / shares									$ 2.47
Weighted average remaining life of warrants									5 months 19 days
2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for issuance											4,000,000
Number of options available for issuance									1,368,243
Employee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued to employees	35,000	90,000		503,200	60,000		45,000
Fair value of stock options granted | $	$ 36,750	$ 61,200		$ 1,953,416	$ 79,200		$ 45,443
Board of Directors | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted			4,488
Amount of grant date fair value of the restricted shares | $			$ 100,000
Number of directors | Director			4
SSS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants outstanding to purchase shares of common stock									1,818,182
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares to purchase shares of common stock									109,586	228,550
Restricted shares granted									417,953
Restricted Stock | 2010 Stock Incentive Plan ("the Plan")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares granted						365,000		35,000
Number of employees | Employee								1
Restricted shares, vesting period						4 years		4 years
Amount of grant date fair value of the restricted shares | $						$ 778,200		$ 43,750
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding to purchase shares of common stock									1,853,391	2,101,428
Stock options issued to employees									733,200